Basis of preparation and accounting policies - Reconciliation net result under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reconciliation Net Result Eu Ifrs And Iasb Ifrs [abstract]
In accordance with IFRS-EU (attributable to shareholders of parent)	€ 2,464	€ 969
Adjustment of the EU IAS 39 carve-out	956	(493)
Tax effect of the adjustment	(260)	115
Effect of adjustment after tax	697	(379)
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	3,161	591
Non-controlling interests	59	36
In accordance with IFRS-IASB Total net result	€ 3,219	€ 626